Loans - Schedule of Short-Term Loans Consisted (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Current portion of long-term loans		$ 3,407,032	$ 243,076
Non-current portion of long-term loans			3,305,209
Total short term loans		$ 11,515,024	6,079,252
China Minsheng Bank [Member]
Short-Term Debt [Line Items]
Loan period	[1],[2]	February 11, 2025 to February 11, 2026
Interest rate	[1],[2]	3.30%
Current portion of long-term loans	[1],[2]	$ 285,996
China Minsheng Bank [Member]
Short-Term Debt [Line Items]
Loan period	[1],[2]	June 30, 2025 to June 30, 2026
Interest rate	[1],[2]	3.30%
Current portion of long-term loans	[1],[2]	$ 428,994
China Minsheng Bank [Member]
Short-Term Debt [Line Items]
Loan period	[1],[2]	September 3, 2025 to September 3, 2026
Interest rate	[1],[2]	3.30%
Current portion of long-term loans	[1],[2]	$ 571,992
Bank of Rizhao [Member]
Short-Term Debt [Line Items]
Loan period	[3]	April 10, 2025 to April 10, 2026
Interest rate	[3]	3.50%
Current portion of long-term loans	[3]	$ 714,990
Rural Commercial Bank of Shandong [Member]
Short-Term Debt [Line Items]
Loan period	[3]	September 29, 2025 to September 29, 2026
Interest rate	[3]	3.20%
Current portion of long-term loans	[3]	$ 3,574,952
Rural Commercial Bank of Shandong [Member]
Short-Term Debt [Line Items]
Loan period	[3]	November 21, 2025 to November 18, 2026
Interest rate	[3]	3.50%
Current portion of long-term loans	[3]	$ 714,990
XCMG Commercial Factoring (Xuzhou) Co., Ltd [Member]
Short-Term Debt [Line Items]
Loan period	[1],[4]	November 28, 2025 to February 25, 2026
Interest rate	[1],[4]	3.50%
Current portion of long-term loans	[1],[4]	$ 500,493
XCMG Commercial Factoring (Xuzhou) Co., Ltd [Member]
Short-Term Debt [Line Items]
Loan period	[1],[4]	December 12, 2025 to March 25, 2026
Interest rate	[1],[4]	3.50%
Current portion of long-term loans	[1],[4]	$ 171,598
Bank of Beijing [Member]
Short-Term Debt [Line Items]
Loan period	[1],[2]	December 29, 2025 to December 29, 2026
Interest rate	[1],[2]	3.10%
Current portion of long-term loans	[1],[2]	$ 714,990
Industrial and Commercial Bank of China [Member]
Short-Term Debt [Line Items]
Loan period		March 21, 2025 to March 20, 2026
Interest rate		3.65%
Current portion of long-term loans		$ 142,998
Industrial and Commercial Bank of China [Member]
Short-Term Debt [Line Items]
Loan period		March 21, 2025 to March 18, 2026
Interest rate		3.65%
Current portion of long-term loans		$ 285,999
Bank of Beijing [Member]
Short-Term Debt [Line Items]
Loan period	[1]	December 25, 2024 to December 25, 2025
Interest rate	[1]	3.10%
Current portion of long-term loans	[1]		958,995
Rural Commercial Bank of Shandong [Member
Short-Term Debt [Line Items]
Loan period	[1],[3]	December 2, 2024 to November 26, 2025
Interest rate	[1],[3]	4.35%
Current portion of long-term loans	[1],[3]		684,997
Bank of Rizhao [Member]
Short-Term Debt [Line Items]
Loan period	[1],[3]	April 17, 2024 to April 10, 2025
Interest rate	[1],[3]	3.70%
Current portion of long-term loans	[1],[3]		1,095,996
China Minsheng Bank [Member]
Short-Term Debt [Line Items]
Loan period	[1],[2]	August 30, 2024 to August 30, 2025
Interest rate	[1],[2]	4.00%
Current portion of long-term loans	[1],[2]		684,997
Weihai City Commercial Bank [Member]
Short-Term Debt [Line Items]
Loan period	[1]	February 29, 2024 to February 25, 2025
Interest rate	[1]	3.75%
Current portion of long-term loans	[1]		1,095,996
Agricultural Bank of China [Member]
Short-Term Debt [Line Items]
Loan period	[1],[3]	September 29, 2024 to September 28, 2025
Interest rate	[1],[3]	3.90%
Current portion of long-term loans	[1],[3]		1,315,195
Short term loans [Member]
Short-Term Debt [Line Items]
Current portion of long-term loans		$ 8,107,992	5,836,176
Shenzhen Qianhai WeBank Co., Ltd [Member]
Short-Term Debt [Line Items]
Loan period	[1],[3]	January 30, 2024 to February 1, 2026
Interest rate	[1],[3]	6.28%
Current portion of long-term loans	[1],[3]	$ 40,857	234,856
Bank of Weifang [Member]
Short-Term Debt [Line Items]
Loan period	[1],[3]	April 25, 2023 to April 22, 2026
Interest rate	[1],[3]	2.80%
Current portion of long-term loans	[1],[3]	$ 100,099
Bank of Weifang {Member]
Short-Term Debt [Line Items]
Loan period	[1],[3]	May 10, 2023 to April 22, 2026
Interest rate	[1],[3]	2.80%
Current portion of long-term loans	[1],[3]	$ 1,272,683	5,480
Rural Commercial Bank of Shandong [Member
Short-Term Debt [Line Items]
Loan period	[1],[3]	April 28, 2023 to April 27, 2026
Interest rate	[1],[3]	3.50%
Current portion of long-term loans	[1],[3]	$ 1,993,393	2,740
Shenzhen Qianhai WeBank Co., Ltd. [Member]
Short-Term Debt [Line Items]
Loan period	[1],[3]	January 30, 2024 to February 1, 2026
Interest rate	[1],[3]	6.28%
Current portion of long-term loans	[1],[3]		39,143
Bank of Weifang [Member]
Short-Term Debt [Line Items]
Loan period	[1],[3]	April 25, 2023 to April 22, 2026
Current portion of long-term loans	[1],[3]		136,999
Bank of Weifang [Member]
Short-Term Debt [Line Items]
Loan period	[1],[3]	May 10, 2023 to April 22, 2026
Current portion of long-term loans	[1],[3]		1,219,295
Rural Commercial Bank of Shandong [Member
Short-Term Debt [Line Items]
Loan period	[1],[3]	April 28, 2023 to April 27, 2026
Current portion of long-term loans	[1],[3]		$ 1,909,772
Minimum [Member] | Bank of Weifang [Member]
Short-Term Debt [Line Items]
Interest rate	[1],[3]	2.80%
Minimum [Member] | Bank of Weifang [Member]
Short-Term Debt [Line Items]
Interest rate	[1],[3]	2.80%
Minimum [Member] | Rural Commercial Bank of Shandong [Member
Short-Term Debt [Line Items]
Interest rate	[1],[3]	3.50%
Maximum [Member] | Bank of Weifang [Member]
Short-Term Debt [Line Items]
Interest rate	[1],[3]	3.30%
Maximum [Member] | Bank of Weifang [Member]
Short-Term Debt [Line Items]
Interest rate	[1],[3]	3.30%
Maximum [Member] | Rural Commercial Bank of Shandong [Member
Short-Term Debt [Line Items]
Interest rate	[1],[3]	4.10%

[1]	The loans were guaranteed by the CEO, Jie Liu, and/or the family members of the CEO, Yuanqing Liu, Ronglan Sun and Hongyu Hao.
[2]	The loans were secured by accounts receivable.
[3]	The loans were secured by various patents, land use rights and construction in progress, real estate.
[4]	The loans were secured by recourse financing on eligible accounts receivable.